Nature of Business and Organization - Schedule of Submitted to a Vote of our Shareholders (Details)	12 Months Ended
	Dec. 31, 2025 shares
QIAN Fenglei [Member]
Business Combination [Line Items]
Ordinary Shares	4,000,000	[1],[2]
Percentage of Votes Held	52.83%	[1],[2]
XU Zhiheng [Member]
Business Combination [Line Items]
Ordinary Shares		[2]
Percentage of Votes Held		[2]
CHOW Chun Yu Leeds [Member]
Business Combination [Line Items]
Ordinary Shares		[2]
Percentage of Votes Held		[2]
WU Wei [Member]
Business Combination [Line Items]
Ordinary Shares		[2]
Percentage of Votes Held		[2]
CHENG Chi Wai Benny [Member]
Business Combination [Line Items]
Ordinary Shares		[2]
Percentage of Votes Held		[2]
All directors and executive officers as a group [Member]
Business Combination [Line Items]
Ordinary Shares	4,000,000	[2]
Percentage of Votes Held	52.83%	[2]
Hang Feng International Holdings Co., Limited [Member]
Business Combination [Line Items]
Ordinary Shares	4,000,000	[1]
Percentage of Votes Held	52.83%	[1]

[1]	The number of Ordinary Shares (as defined below) beneficially owned by Mr. QIAN Fenglei represents 4,000,000 Ordinary Shares (as defined below) held by HF Holdings, a BVI company of which Mr. QIAN holds 93.11% of the total voting power. Mr. QIAN also serves as the chairman and sole director of HF Holdings. As such, Mr. QIAN is deemed to have the voting and dispositive power over shares beneficially owned by HF Holdings. The registered address for HF Holdings and Mr. QIAN is Unit 2008, 20/F, Cheung Kong Center, 2 Queen’s Road Central, Hong Kong.
[2]	Unless otherwise indicated, the business address of each of the individuals is Unit 2806, 28/F, Tower One, Lippo Centre No. 89 Queensway, Hong Kong.